UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-584-2366

                      DATE OF FISCAL YEAR END: MAY 31, 2009

                    DATE OF REPORTING PERIOD: AUGUST 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2008 (Unaudited)

   SHARES                  COMMON STOCK -- 95.18%                    VALUE
-----------   ------------------------------------------------   ------------
              AEROSPACE & DEFENSE -- 2.40%
     62,218   DRS Technologies, Inc. (b) .....................   $  4,953,797
                                                                 ------------
              AUTO COMPONENTS -- 1.05%
     19,858   Continental AG .................................      2,164,929
                                                                 ------------
              BEVERAGES -- 2.60%
     78,931   Anheuser-Busch Co., Inc. .......................      5,356,258
                                                                 ------------
              BIOTECHNOLOGY -- 5.96%
    159,255   Applied Biosystems, Inc. (b) ...................      5,811,215
     41,987   Genentech, Inc. (a)(b)(c) ......................      4,146,216
    260,254   Tercica, Inc. (a)(b) ...........................      2,324,068
                                                                 ------------
                                                                   12,281,499
                                                                 ------------
              BROADCASTING, NEWSPAPERS, & ADVERTISING -- 0.57%
    887,556   Sirius XM Radio, Inc. (a)(c) ...................      1,180,450
                                                                 ------------
              CHEMICALS -- 4.86%
    648,022   Huntsman Corp. (b)(c) ..........................      8,456,687
     20,850   Rohm & Haas Co. ................................      1,564,792
                                                                 ------------
                                                                   10,021,479
                                                                 ------------
              COMMERCIAL SERVICES & SUPPLIES -- 1.16%
     19,957   IKON Office Solutions, Inc. ....................        345,456
    168,255   PeopleSupport, Inc. (a) ........................      2,044,298
                                                                 ------------
                                                                    2,389,754
                                                                 ------------
              COMPUTERS & COMPUTER SERVICES -- 6.53%
    317,845   Digimarc Corp. (a) .............................      4,952,025
    323,956   Foundry Networks, Inc. (a)(b) ..................      5,957,551
    161,341   Q9 Networks, Inc. (a) ..........................      2,551,375
                                                                 ------------
                                                                   13,460,951
                                                                 ------------
              ELECTRONIC MEASURING INSTRUMENTS -- 1.73%
    234,413   Photon Dynamics, Inc. (a) ......................      3,567,766
                                                                 ------------
              ELECTRONIC PARTS & COMPONENTS -- 0.56%
     44,679   Epcos AG .......................................      1,164,286
                                                                 ------------
              FINANCIAL SERVICES -- 3.16%
    374,971   Loring Ward International Ltd. .................      6,509,852
                                                                 ------------
              GAS/NATURAL GAS -- 6.13%
     54,137   EnergySouth, Inc. ..............................      3,315,891
  1,000,000   New Standard Energy Ltd. (a) ...................        172,240
    328,464   Puget Energy, Inc. (b)(c) ......................      9,164,146
                                                                 ------------
                                                                   12,652,277
                                                                 ------------

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2008 (Unaudited)

   SHARES            COMMON STOCK -- 95.18% (CONTINUED)              VALUE
-----------   ------------------------------------------------   ------------
              HEALTH CARE TECHNOLOGY -- 4.92%
    757,765   HLTH Corp. (a)(b) ..............................   $  9,434,174
     22,644   WebMD Health Corp., Cl A (a)(c) ................        716,909
                                                                 ------------
                                                                   10,151,083
                                                                 ------------
              INSURANCE -- 16.16%
    779,567   AmCOMP, Inc. (a)(b) ............................      9,354,804
    111,839   Castlepoint Holdings Ltd. ......................      1,266,017
    164,867   Hilb Rogal & Hobbs Co. (b) .....................      7,509,692
     36,523   Nationwide Financial Services, Cl A (b) ........      1,878,743
    100,878   Philadelphia Consolidated Holding Co. (a) ......      6,025,443
    107,976   Safeco Corp. (b) ...............................      7,299,178
                                                                 ------------
                                                                   33,333,877
                                                                 ------------
              INTERNET & CATALOG RETAIL -- 1.49%
    367,806   Zones, Inc. (a) ................................      3,067,502
                                                                 ------------
              INTERNET SOFTWARE & SERVICES -- 0.86%
    226,388   Sourcefire, Inc. (a) ...........................      1,777,146
                                                                 ------------
              MACHINERY -- 1.84%
    623,260   TurboChef Technologies, Inc. (a) ...............      3,801,886
                                                                 ------------
              MEDICAL PRODUCTS & SERVICES -- 5.80%
    428,507   Apria Healthcare Group, Inc. (a)(b) ............      8,475,868
     50,927   Barr Pharmaceuticals, Inc. (a) .................      3,439,610
        484   Vital Signs, Inc. ..............................         35,743
                                                                 ------------
                                                                   11,951,221
                                                                 ------------
              MISCELLANEOUS BUSINESS SERVICES -- 5.61%
    674,623   Goldleaf Financial Solutions, Inc. (a) .........      1,160,352
    600,501   Greenfield Online, Inc. (a)(b) .................     10,418,692
                                                                 ------------
                                                                   11,579,044
                                                                 ------------
              OIL & GAS DRILLING -- 6.20%
    173,751   Awilco Offshore ASA (a) ........................      2,714,458
    321,720   Grey Wolf, Inc. (a) ............................      2,802,181
    543,270   Saxon Energy Services, Inc. (a) ................      3,588,140
    171,765   Scorpion Offshore Ltd. (a) .....................      2,580,222
     15,789   Smith International, Inc. ......................      1,100,493
                                                                 ------------
                                                                   12,785,494
                                                                 ------------
              PETROLEUM EXPLORATION & PRODUCTION -- 1.25%
  2,180,174   ARC Energy Ltd. (a) ............................      2,572,266
                                                                 ------------
              RETAIL -- 0.09%
      2,581   Longs Drug Stores Corp. (c) ....................        184,929
                                                                 ------------

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2008 (Unaudited)

   SHARES            COMMON STOCK -- 95.18% (CONTINUED)              VALUE
-----------   ------------------------------------------------   ------------
              SEMICONDUCTORS -- 1.51%
    378,589   Catalyst Semiconductor, Inc. (a) ...............   $  2,563,048
    163,415   Zilog, Inc. (a) ................................        558,879
                                                                 ------------
                                                                    3,121,927
                                                                 ------------
              SOFTWARE -- 6.44%
  1,019,469   Enliven Marketing Technologies Corp. (a) .......        683,044
    301,246   i2 Technologies, Inc. (a) ......................      4,340,955
    248,378   InterVoice, Inc. (a) ...........................      2,041,667
    529,437   Motive, Inc. (a) ...............................      1,170,056
    886,240   Tumbleweed Communications Corp. (a) ............      2,259,912
    264,327   United Online, Inc. ............................      2,783,361
                                                                 ------------
                                                                   13,278,995
                                                                 ------------
              TOBACCO -- 1.94%
    142,274   Rothmans, Inc. .................................      4,000,345
                                                                 ------------
              TELEPHONES & TELECOMMUNICATIONS -- 0.01%
        451   BCE, Inc. ......................................         17,533
                                                                 ------------
              TRANSPORTATION SERVICES -- 4.35%
    312,693   CHC Helicopter Corp., Cl A .....................      8,980,870
                                                                 ------------
              TOTAL COMMON STOCK (Cost $190,337,595) .........   $196,307,416
                                                                 ------------

 CONTRACTS          PUT OPTION CONTRACTS (a) -- 0.90%                VALUE
-----------   ------------------------------------------------   ------------
              Huntsman Corp.,
      2,482      11/08 at $15 ................................   $    943,160
      3,229      11/08 at $12.5 .............................         766,887
              Puget Energy, Inc.,
        735      10/08 at $25 ................................         60,638
              WebMD Health Corp.,
         36      09/08 at $30 ................................          3,150
        221      09/08 at $35 ................................         87,295
                                                                 ------------
              TOTAL PUT OPTION CONTRACTS (Cost $1,975,430) ...   $  1,861,130
                                                                 ------------

                                 THE ARBITRAGE FUND
                              Portfolio of Investments
                             August 31, 2008 (Unaudited)

    FACE
   AMOUNT                  TIME DEPOSIT -- 7.12%                     VALUE
-----------   ------------------------------------------------   ------------
$14,680,901   State Street Bank, 1.350% (d)
                 (Cost $14,680,901) ..........................   $ 14,680,901
                                                                 ------------
              TOTAL INVESTMENTS AT VALUE -- 103.20%
              (Cost $206,993,926)+ ........................      $212,849,447
                                                                 ============

As of August 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

                                                            UNREALIZED
                     CURRENCY            CURRENCY         APPRECIATION
SETTLEMENT DATE     TO DELIVER          TO RECEIVE      (DEPRECIATION)
---------------   -------------     ----------------    --------------
11/14/08 ......   CAD   4,549,162   USD    4,352,298         $(62,618)
11/14/08 ......   USD     794,142   AUD      928,178            2,263
11/14/08 ......   USD  36,060,717   CAD   37,912,174           311,041
11/14/08 ......   USD   3,360,475   EUR    2,287,941             5,770
11/14/08 ......   USD   5,303,832   NOK   28,724,741            30,846
                                                              --------
                                                              $287,302
                                                              ========

AUD -- Australian Dollar
CAD -- Canadian Dollar
EUR -- Euro
NOK -- Norwegian Krone
USD -- United States Dollar

As of August 31, 2008, the Fund had equity swap contracts outstanding as follows:

                                                                  UNREALIZED
   SHARES                                                            GAIN
-----------                                                      ------------
    233,262   BCE, Inc., Equity Swap
               (Cost $8,525,645, Market Value $8,853,792)
                 Terminating 09/18/09 ........................     $328,147
    105,000   Sleep Country Canada Income Fund, Equity Swap
               (Cost $2,163,092, Market Value $2,178,563)
                 Terminating 08/19/09 ........................       15,471
                                                                   --------
                                                                   $343,618
                                                                   ========

Percentages are based on Net Assets of $206,242,060.

(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

(c)  Underlying security for a written/purchased call/put option.

(d)  Rate shown is the simple yield as of August 31, 2008.

Cl -- Class
Ltd. -- Limited

+    At August 31, 2008, the tax basis cost of the Fund's investments was
$206,993,926, and the unrealized appreciation and depreciation were $8,184,565 and $(2,329,044), respectively.

                               THE ARBITRAGE FUND
                       Schedule of Securities Sold Short
                           August 31, 2008 (Unaudited)

   SHARES                  COMMON STOCK -- 11.65%                    VALUE
-----------   ------------------------------------------------   ------------
              BIOTECHNOLOGY -- 1.06%
     51,358   Invitrogen Corp. (a) ...........................   $  2,180,661
                                                                 ------------
              BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.59%
     51,990   DG FastChannel, Inc. (a) .......................      1,223,325
                                                                 ------------
              COMPUTERS & COMPUTER SERVICES -- 0.10%
     27,177   Brocade Communications Systems, Inc. (a) .......        201,653
                                                                 ------------
              HEALTH CARE TECHNOLOGY -- 2.44%
    158,694   WebMD Health Corp., Cl A (a)(b) ................      5,024,252
                                                                 ------------
              INSURANCE -- 1.21%
     35,938   Tower Group, Inc. ..............................        752,901
     50,579   Willis Group Holdings Ltd. (b) .................      1,740,929
                                                                 ------------
                                                                    2,493,830
                                                                 ------------
              MACHINERY -- 0.77%
     29,974   Middleby Corp. (a) .............................      1,599,413
                                                                 ------------
              MEDICAL PRODUCTS & SERVICES -- 0.73%
     31,969   Teva Pharmaceutical Industries Ltd. (b) ........      1,513,412
                                                                 ------------
              OIL & GAS DRILLING -- 1.15%
     60,603   Precision Drilling Trust .......................      1,282,360
     15,789   Smith International, Inc. ......................      1,100,493
                                                                 ------------
                                                                    2,382,853
                                                                 ------------
              PETROLEUM EXPLORATION & PRODUCTION -- 0.96%
    654,052   Australian Worldwide Exploration Ltd. (a) ......      1,971,444
                                                                 ------------
              SEMICONDUCTORS -- 1.23%
    267,225   ON Semiconductor Corp. (a) .....................      2,530,621
                                                                 ------------
              SOFTWARE -- 1.41%
      2,997   Ansys, Inc. (a) ................................        132,917
    264,269   United Online, Inc. ............................      2,782,753
                                                                 ------------
                                                                    2,915,670
                                                                 ------------
              TOTAL SECURITIES SOLD SHORT -- 11.65%
              (Proceeds $23,970,797)+ .....................      $ 24,037,134
                                                                 ============

Percentages are based on Net Assets of $206,242,060.

(a)  Non-income producing security.

(b)  Underlying security for a written/purchased call/put option.

Cl   -- Class
Ltd. -- Limited

+    At August 31, 2008, the tax basis proceeds of the Fund's securities sold short was $23,970,797, and the unrealized appreciation and depreciation were $951,499 and $(1,017,836), respectively.

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                           August 31, 2008 (Unaudited)

 CONTRACTS           WRITTEN CALL OPTIONS (a) -- 0.43%               VALUE
-----------   ------------------------------------------------   ------------
              Genentech, Inc.,
        328      09/08 at $100 ...............................   $     56,580
              Huntsman Corp.,
      2,000      09/08 at $15 ................................        155,000
      1,687      09/08 at $20 ................................         25,305
      4,220      09/08 at $17.5 ..............................        158,250
      2,000      10/08 at $15 ................................        295,000
        993      10/08 at $20 ................................         37,237
              Longs Drug Stores Corp.,
         20      10/08 at $75 ................................            600
              WebMD Health Corp.,
        221      09/08 at $35 ................................          4,420
              Willis Group Holdings Ltd.,
        124      09/08 at $30 ................................         57,040
              XM Satellite Radio Holdings, Inc.,
        496      09/08 at $7 .................................          8,680
         10      09/08 at $8 .................................            100
        728      09/08 at $11 ................................          3,640
      1,425      09/08 at $12 ................................          7,125
      2,820      10/08 at $11 ................................         28,200
      2,969      10/08 at $12 ................................         29,690
      1,826      10/08 at $13 ................................         27,390
                                                                 ------------
              TOTAL WRITTEN CALL OPTIONS -- 0.43%
              (Premiums Received $1,531,905) ..............      $    894,257
                                                                 ------------

 CONTRACTS           WRITTEN PUT OPTIONS (a) -- 0.24%                VALUE
-----------   ------------------------------------------------   ------------
              Huntsman Corp.,
      2,432      09/08 at $10 ................................   $     66,880
        446      09/08 at $12.5 ..............................         46,830
        497      09/08 at $15 ................................        139,160
      2,483      11/08 at $7.5 ...............................         93,113
      1,215      11/08 at $10 ................................        133,650
              Puget Energy, Inc.,
        200      09/08 at $25 ................................          5,000
                                                                 ------------
              TOTAL WRITTEN PUT OPTIONS -- 0.24%
              (Premiums Received $682,781) ................      $    484,633
                                                                 ------------
              TOTAL OPEN OPTIONS WRITTEN -- 0.67%
              (Premiums Received $2,214,686) ..............      $  1,378,890
                                                                 ============

Percentages are based on Net Assets of $206,242,060.

(a)  Non-income producing security.

Ltd. -- Limited

In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on June 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

- Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

- Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

- Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at August 31, 2008:

                                          LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
                                       ------------   -------   -------   ------------
Investments in securities              $212,849,447     $--       $--     $212,849,447
Investments in securities sold short    (24,037,134)     --        --      (24,037,134)
Open options written                     (1,378,890)     --        --       (1,378,890)
Other financial instruments*                630,920      --        --          630,920
                                       ------------     ---       ---     ------------
TOTAL                                  $188,064,343     $--       $--     $188,064,343
                                       ============     ===       ===     ============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/(depreciation)on the instrument.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Arbitrage Funds


By (Signature and Title)*             /s/ John S. Orrico
                                      ---------------------------
                                      John S. Orrico
                                      President and Treasurer

Date: October 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ John S. Orrico
                                      ---------------------------
                                      John S. Orrico
                                      President and Treasurer

Date: October 29, 2008

By (Signature and Title)*             /s/ Eric Kleinschmidt
                                      ---------------------------
                                      Eric Kleinschmidt
                                      Chief Financial Officer

Date: October 29, 2008

* Print the name and title of each signing officer under his or her signature.